Earnings Per Share (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Oct. 13, 2009 Public Offering [Member]	Oct. 27, 2009 Third Party Allotment [Member]	Oct. 13, 2009 Third Party Allotment [Member]
Earnings Per Share [Line Items]
Antidilutive stock options to purchase common shares				24,840,700	59,670,700	12,436,800
Conversion of convertible bonds, Value						¥ 110,000
Conversion of convertible bonds, Shares						258,040,481
Shares issued	103,429,360			103,429,360		800,000,000	766,000,000		34,000,000
Shares value							416,949	18,507
Buyback of common shares		75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Buyback of common shares, Amount		¥ 37,362	¥ 37,362